UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page

          Report for the Calendar Year or Quarter Ended: March 31, 2003



                         GENESIS ASSET MANAGERS LIMITED
--------------------------------------------------------------------------------
Name of Institutional Investment Manager


P.O. Box 475 Barclays Court, Les Echelons, St Peter Port, Guernsey, GYI 6BA Channel Islands
--------------------------------------------------------------------------------
Business Address         (Street)       (City)            (State)          (Zip)

13F File Number: 28-6418
                ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Jeremy D. Paulson-Ellis            Director                       020 7201 7200
--------------------------------------------------------------------------------
Name                               (Title)                          (Phone)


Signature, Place and Date of Signing:

/s/ Jeremy D. Paulson-Ellis
-------------------------------
London, UK
05/06/03


Report Type:

[X]      13F HOLDINGS REPORT.
[ ]      13F NOTICE.
[ ]      13F COMBINATION REPORT.

   13F File No.: Name:
   ------------- ---------------------------------------------------------------
1.   28-7436     Genesis Asset Managers International Limited
   ------------- ---------------------------------------------------------------
2.   28-6418     Genesis Asset Managers Limited
   ------------- ---------------------------------------------------------------

                                REPORT SUMMARY:



Number of Other Included Managers: (1)One
                                  --------

Form 13F Information Table Entry Total: 30
                                       ----

Form 13F Information Table Value Total: $684,521,464
                                       --------------


CHOATE HALL & STEWART                                SECURITIES AND EXCHANGE COMMISSION FORM 13F-HR
                                                                    AS OF 03/31/03


                                                                         INVESTMENT DISCRECION           VOTING AUTHORITY
ITEM 1                             ITEM 2    ITEM 3       ITEM 4       ITEM 5         ITEM 6       ITEM 7              ITEM 8
                                                                                                MANAGERS
         NAME OF ISSUER            TITLE OF   CUSIP     FAIR MARKET SHARES OR a) SOLE     c) NONE        a)SOLE b)SHARED AS c)SHARED
                                    CLASS     NUMBER     VALUE ($)  PRINCIPAL       (b)SHARED                    DEFINED BY    OTHER
                                                         (X 1000)    AMOUNT                                      INSTR. V
        ---------------             ------ ------------  ---------   -------- ---------------------- ------- -----------------------
AFP Provida Spons                    ADR   US00709P1084     13485    604700    Sole                 1      Sole    514700
                                                                                                           None     90000
America Movil                        ADR   US02364W1053     49472   3700243    Sole                 1      Sole   2888243
                                                                                                           None    812000
Aracruz Celulose                     ADR   US0384962041     25837   1291200    Sole                 1      Sole   1006000
                                                                                                           None    285200
Ashanti Goldfields                   GDR   US0437432026     45876   8076697    Sole                 1      Sole   7662649
                                                                                                           None    414048
Central Puerto                       ADR   US1550381024        36     25500    Sole                 1      Sole     25500
Check Point Software Tech Ltd        COM      M22465104     35053   2422459    Sole                 1      Sole   1836559
                                                                                                           None    585900
Coca-Cola Femsa                      ADR   US1912411089     34662   2022291    Sole                 1      Sole   1518991
                                                                                                           None    503300
Comp. Anon. Nac. Telefones           ADS   US2044211017      5531    615935    Sole                 1      Sole    581767
                                                                                                           None     34168
Companhia Brasileira De Dist.        ADR   US20440T2015     33949   2690069    Sole                 1      Sole   1981599
                                                                                                           None    708470
Distribucion y Servicios D&S         ADR   US2547531069      8502   1018160    Sole                 1      Sole    745060
                                                                                                           None    273100
Embotelladora Andina           ADR Rep A   US29081P2048      8563   1297355    Sole                 1      Sole   1105105
                                                                                                           None    192250
Embotelladora Andina           ADS Rep B   US29081P3038     21943   3370700    Sole                 1      Sole   2462300
                                                                                                           None    908400
Femsa                                ADS   US3444191064     58941   1771594    Sole                 1      Sole   1371194
                                                                                                           None    400400
Grupo Aeroportuario Sureste          ADR   US40051E2028      2007    180000    Sole                 1      Sole    180000
Grupo Televisa SA                    ADR   US40049J2069     25728   1023000    Sole                 1      Sole    760800
                                                                                                           None    262200
Kookmin Bank Spons                   ADR   US50049M1099      2750    119583    Sole                 1      Sole      1883
                                                                                                           None    117700
KT Corporation                       ADR   US48268K1016     12053    702000    Sole                 1      Sole    514200
                                                                                                           None    187800
Lihir Gold Ltd                       ADR   US5323492067       343     21000    Sole                 1      Sole     21000
Matav                                ADS   US5597761098     28654   1707614    Sole                 1      Sole   1596614
                                                                                                           None    111000
Millicom International               COM   LU0038705702      6824   1100674    Sole                 1      Sole   1035841
                                                                                                           None     64833
Minera Buenaventura                  ADS   US2044481040     35150   1405980    Sole                 1      Sole   1083780
                                                                                                           None    322200
Mobile Telesystems                   ADR   US6074091090     33900    824015    Sole                 1      Sole    778615
                                                                                                           None     45400
Orbotech Ltd                         COM   IL0010823388     19440   1745081    Sole                 1      Sole   1298685
                                                                                                           None    446396
Quilmes Industrial (New Preferred)   ADR   US74838Y2072     16034   2112529    Sole                 1      Sole   1501979
                                                                                                           None    610550
Quinenco                             ADS   US7487181031     10434   2303400    Sole                 1      Sole   2136600
                                                                                                           None    166800
Taiwan Semiconductor Co Ltd          ADR   US8740391003      9536   1394200    Sole                 1      Sole    706700
                                                                                                           None    687500
Telefonos de Mexico               ADS (L)  US8794037809     71783   2415313    Sole                 1      Sole   1909413
                                                                                                           None    505900
Wimm-Bill-Dann Foods                 ADR   US97263M1099      5910    341200    Sole                 1      Sole    341200
LanChile                             ADR   US5017231003       832    157000    Sole                 1      Sole    157000
Mahanagar Telephone Nigam Ltd.       ADR   US5597784025      6482   1561900    Sole                 1      Sole   1481000
                                                                                                           None     80900

                                             Total   $684,521,900



*  Total FMV of all shares for which Genesis has investment  discretion  including  those shares for which  it  may  not have voting authority.



REPORT SUMMARY             30 DATA RECORDS                       1 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
